Related Party Transaction	12 Months Ended
Mar. 31, 2026
Related Party Transaction [Abstract]
RELATED PARTY TRANSACTION
26.	RELATED PARTY TRANSACTION
There are no material related party transactions for the years ended March 31, 2024, 2025 and 2026.